Other current liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Miscellaneous current liabilities [abstract]
Disclosure of detailed information of other current liabilities [text block]
	As of December 31
in 000€	2019	2018	2017
Payroll-related liabilities	10,281	10,111	9,274
Non-income tax payables	2,262	2,175	2,063
Accrued charges	1,080	789	769
Advances received	715	713	870
Other current liabilities	3,348	1,554	520
Total	17,686	15,342	13,496